Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP High Income Portfolio
March 31, 2023
VIPHI-NPRT1-0523
1.799878.119
Corporate Bonds - 87.2%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.6%
Broadcasting - 1.3%
DISH Network Corp.:
2.375% 3/15/24	5,757,000	5,094,945
3.375% 8/15/26	8,064,000	4,152,961
		9,247,906
Energy - 1.3%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	649,253	3,548,038
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)	1,120,884	6,125,407
		9,673,445
TOTAL CONVERTIBLE BONDS		18,921,351
Nonconvertible Bonds - 84.6%
Aerospace - 2.8%
ATI, Inc.:
4.875% 10/1/29	250,000	227,513
5.875% 12/1/27	770,000	752,213
Bombardier, Inc. 7.875% 4/15/27 (d)	2,425,000	2,456,229
BWX Technologies, Inc. 4.125% 6/30/28 (d)	2,000,000	1,800,819
Howmet Aerospace, Inc.:
5.9% 2/1/27	684,000	695,902
6.875% 5/1/25	684,000	710,064
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)	485,000	398,287
4.625% 3/1/28 (d)	1,735,000	1,544,187
Moog, Inc. 4.25% 12/15/27 (d)	110,000	101,791
TransDigm, Inc.:
4.625% 1/15/29	855,000	760,095
5.5% 11/15/27	3,970,000	3,721,875
6.25% 3/15/26 (d)	3,755,000	3,758,417
6.375% 6/15/26	705,000	689,138
6.75% 8/15/28 (d)	1,100,000	1,111,000
7.5% 3/15/27	425,000	423,938
8% 12/15/25 (d)	1,425,000	1,451,719
		20,603,187
Air Transportation - 0.7%
Air Canada 3.875% 8/15/26 (d)	874,000	793,593
American Airlines, Inc. 7.25% 2/15/28 (d)	365,000	354,963
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)	2,345,000	2,307,742
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)	297,500	296,542
Rand Parent LLC 8.5% 2/15/30 (d)	510,000	479,400
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)	1,290,000	1,298,308
		5,530,548
Automotive - 0.3%
Ford Motor Co.:
6.1% 8/19/32	1,190,000	1,149,359
7.4% 11/1/46	290,000	290,434
Ford Motor Credit Co. LLC 3.625% 6/17/31	980,000	807,762
		2,247,555
Automotive & Auto Parts - 2.3%
Adient Global Holdings Ltd. 7% 4/15/28 (d)	205,000	210,744
Allison Transmission, Inc.:
3.75% 1/30/31 (d)	365,000	311,411
4.75% 10/1/27 (d)	167,000	157,761
Dana Financing Luxembourg SARL 5.75% 4/15/25 (d)	167,000	164,591
Dana, Inc.:
4.25% 9/1/30	167,000	133,851
5.375% 11/15/27	167,000	155,803
Ford Motor Co.:
3.25% 2/12/32	892,000	701,274
4.346% 12/8/26	167,000	162,254
4.75% 1/15/43	360,000	276,059
5.291% 12/8/46	145,000	118,900
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 7.7367% 3/6/26 (e)(f)	995,000	999,975
2.3% 2/10/25	3,230,000	2,993,483
2.9% 2/10/29	2,030,000	1,679,758
3.375% 11/13/25	517,000	484,579
3.815% 11/2/27	925,000	829,031
4% 11/13/30	350,000	297,404
4.125% 8/17/27	790,000	723,830
4.389% 1/8/26	705,000	668,869
4.95% 5/28/27	1,410,000	1,344,879
5.125% 6/16/25	355,000	347,490
6.95% 3/6/26	2,845,000	2,891,231
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (d)(e)	145,000	129,135
ZF North America Capital, Inc. 4.75% 4/29/25 (d)	845,000	828,024
		16,610,336
Banks & Thrifts - 0.4%
Ally Financial, Inc.:
5.75% 11/20/25	235,000	220,967
6.7% 2/14/33	1,465,000	1,301,483
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)	560,000	501,200
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (d)	295,000	234,186
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (d)	280,000	249,546
7.875% 5/1/27 (d)	280,000	270,743
		2,778,125
Broadcasting - 1.5%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)(g)	5,215,000	286,825
DISH Network Corp. 11.75% 11/15/27 (d)	1,770,000	1,716,900
Gray Escrow II, Inc. 5.375% 11/15/31 (d)	435,000	288,840
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)	290,000	257,917
5.625% 7/15/27 (d)	365,000	337,271
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)	990,000	787,184
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)	167,000	150,634
4% 7/15/28 (d)	2,920,000	2,508,105
4.125% 7/1/30 (d)	1,360,000	1,111,800
TEGNA, Inc.:
4.625% 3/15/28	1,100,000	959,750
5% 9/15/29	425,000	367,330
Univision Communications, Inc.:
4.5% 5/1/29 (d)	1,265,000	1,062,600
6.625% 6/1/27 (d)	890,000	843,898
		10,679,054
Building Materials - 0.5%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)	1,207,000	1,147,042
Builders FirstSource, Inc. 4.25% 2/1/32 (d)	1,270,000	1,106,664
SRS Distribution, Inc.:
4.625% 7/1/28 (d)	780,000	692,714
6% 12/1/29 (d)	715,000	590,354
		3,536,774
Cable/Satellite TV - 4.1%
Block Communications, Inc. 4.875% 3/1/28 (d)	167,000	144,302
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)	2,925,000	2,391,656
4.25% 1/15/34 (d)	1,370,000	1,071,504
4.5% 8/15/30 (d)	1,750,000	1,478,750
4.5% 5/1/32	2,885,000	2,359,411
4.5% 6/1/33 (d)	2,837,000	2,283,927
4.75% 2/1/32 (d)	1,975,000	1,658,709
5% 2/1/28 (d)	905,000	834,863
5.125% 5/1/27 (d)	2,334,000	2,205,630
CSC Holdings LLC:
3.375% 2/15/31 (d)	2,500,000	1,729,125
4.125% 12/1/30 (d)	795,000	570,961
4.5% 11/15/31 (d)	345,000	248,748
4.625% 12/1/30 (d)	4,050,000	1,997,055
5.375% 2/1/28 (d)	2,720,000	2,228,391
5.75% 1/15/30 (d)	1,940,000	1,021,459
7.5% 4/1/28 (d)	1,270,000	809,625
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (d)	527,000	477,304
DISH DBS Corp.:
5.75% 12/1/28 (d)	1,760,000	1,313,400
5.875% 11/15/24	167,000	148,630
Dolya Holdco 18 DAC 5% 7/15/28 (d)	950,000	844,313
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)	815,000	637,738
6.5% 9/15/28 (d)	4,380,000	1,795,800
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)	1,000,000	920,000
Ziggo BV 4.875% 1/15/30 (d)	990,000	843,975
		30,015,276
Capital Goods - 1.1%
Mueller Water Products, Inc. 4% 6/15/29 (d)	1,277,000	1,140,709
Regal Rexnord Corp.:
6.05% 2/15/26 (d)	1,050,000	1,054,603
6.05% 4/15/28 (d)	705,000	705,314
6.3% 2/15/30 (d)	705,000	709,868
Vertical Holdco GmbH 7.625% 7/15/28 (d)	1,125,000	988,780
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)	3,410,000	3,219,381
		7,818,655
Chemicals - 3.2%
CVR Partners LP 6.125% 6/15/28 (d)	1,179,000	1,045,136
Element Solutions, Inc. 3.875% 9/1/28 (d)	645,000	566,078
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)	1,040,000	951,102
7% 12/31/27 (d)	260,000	226,850
LSB Industries, Inc. 6.25% 10/15/28 (d)	620,000	551,800
Methanex Corp.:
5.125% 10/15/27	2,855,000	2,689,778
5.65% 12/1/44	2,267,000	1,857,745
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)	1,135,000	927,863
4.875% 6/1/24 (d)	2,000,000	1,973,140
5% 5/1/25 (d)	530,000	505,489
5.25% 6/1/27 (d)	1,245,000	1,135,116
Nufarm Australia Ltd. 5% 1/27/30 (d)	1,480,000	1,303,783
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)	1,180,000	976,297
6.25% 10/1/29 (d)	1,250,000	925,258
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)	145,000	129,279
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)	905,000	826,751
The Chemours Co. LLC:
4.625% 11/15/29 (d)	515,000	424,785
5.375% 5/15/27	2,147,000	1,988,659
5.75% 11/15/28 (d)	1,745,000	1,557,813
Tronox, Inc. 4.625% 3/15/29 (d)	365,000	305,651
W.R. Grace Holding LLC:
5.625% 8/15/29 (d)	2,490,000	2,110,275
7.375% 3/1/31 (d)	295,000	296,115
		23,274,763
Consumer Products - 0.7%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (d)	167,000	156,354
Mattel, Inc.:
3.375% 4/1/26 (d)	2,032,000	1,912,793
3.75% 4/1/29 (d)	2,010,000	1,805,935
5.45% 11/1/41	290,000	244,181
5.875% 12/15/27 (d)	167,000	166,165
Newell Brands, Inc.:
4.45% 4/1/26 (h)	350,000	336,875
5.75% 4/1/46 (h)	290,000	237,075
6.375% 9/15/27	350,000	353,241
The Scotts Miracle-Gro Co.:
4% 4/1/31	145,000	115,661
4.375% 2/1/32	220,000	176,820
		5,505,100
Containers - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (d)	140,000	110,381
5.25% 8/15/27 (d)	210,000	165,571
Ball Corp.:
2.875% 8/15/30	365,000	304,029
4.875% 3/15/26	1,060,000	1,052,050
Berry Global, Inc. 4.875% 7/15/26 (d)	585,000	570,205
BWAY Holding Co. 7.875% 8/15/26 (d)	1,095,000	1,095,000
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)	350,000	302,676
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)	500,000	433,967
LABL, Inc.:
6.75% 7/15/26 (d)	135,000	130,142
9.5% 11/1/28 (d)	135,000	136,181
Sealed Air Corp. 5% 4/15/29 (d)	1,265,000	1,188,654
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (d)	435,000	439,852
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)	1,165,000	1,116,070
8.5% 8/15/27 (d)	655,000	596,050
		7,640,828
Diversified Financial Services - 3.5%
Coinbase Global, Inc.:
3.375% 10/1/28 (d)	2,035,000	1,255,737
3.625% 10/1/31 (d)	2,160,000	1,209,600
Hightower Holding LLC 6.75% 4/15/29 (d)	1,110,000	939,788
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	2,755,000	2,369,300
4.75% 9/15/24	287,000	279,942
5.25% 5/15/27	4,205,000	3,942,188
6.25% 5/15/26	4,937,000	4,858,378
6.375% 12/15/25	810,000	795,580
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (d)	372,000	314,931
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)	820,000	592,721
LPL Holdings, Inc. 4.375% 5/15/31 (d)	365,000	322,700
MSCI, Inc.:
3.25% 8/15/33 (d)	925,000	757,528
3.625% 9/1/30 (d)	1,405,000	1,221,381
OneMain Finance Corp.:
3.5% 1/15/27	1,905,000	1,597,683
3.875% 9/15/28	2,800,000	2,219,000
6.875% 3/15/25	145,000	140,506
7.125% 3/15/26	2,750,000	2,643,548
		25,460,511
Diversified Media - 0.3%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)	2,905,000	2,213,320
Electric Utilities No Longer Use - 0.1%
FirstEnergy Corp.:
1.6% 1/15/26	167,000	152,437
2.05% 3/1/25	167,000	156,361
7.375% 11/15/31	167,000	187,323
		496,121
Energy - 14.3%
Altus Midstream LP 5.875% 6/15/30 (d)	890,000	856,625
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (d)	532,000	519,775
7.875% 5/15/26 (d)	532,000	541,704
Antero Resources Corp. 7.625% 2/1/29 (d)	167,000	170,758
Apache Corp.:
4.25% 1/15/30	612,000	558,450
5.1% 9/1/40	655,000	555,113
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)	1,480,000	1,328,300
California Resources Corp. 7.125% 2/1/26 (d)	495,000	501,103
Centennial Resource Production LLC:
5.875% 7/1/29 (d)	1,010,000	941,825
7.75% 2/15/26 (d)	540,000	541,350
Cheniere Energy Partners LP:
3.25% 1/31/32	1,410,000	1,164,829
4% 3/1/31	730,000	649,656
Cheniere Energy, Inc. 4.625% 10/15/28	167,000	158,740
Citgo Petroleum Corp. 6.375% 6/15/26 (d)	1,535,000	1,496,625
CNX Resources Corp.:
7.25% 3/14/27 (d)	268,000	266,711
7.375% 1/15/31 (d)	385,000	379,225
Comstock Resources, Inc.:
5.875% 1/15/30 (d)	880,000	756,050
6.75% 3/1/29 (d)	1,180,000	1,079,747
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)	4,198,000	4,044,395
5.75% 4/1/25	2,497,000	2,438,294
6% 2/1/29 (d)	2,560,000	2,437,094
7.375% 2/1/31 (d)	725,000	725,000
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)	575,000	535,676
5.625% 10/15/25 (d)	130,000	127,408
CVR Energy, Inc.:
5.25% 2/15/25 (d)	2,321,000	2,227,983
5.75% 2/15/28 (d)	1,334,000	1,224,132
Delek Logistics Partners LP 7.125% 6/1/28 (d)	2,255,000	2,064,306
DT Midstream, Inc.:
4.125% 6/15/29 (d)	935,000	819,717
4.375% 6/15/31 (d)	365,000	317,984
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)	600,000	595,500
EnLink Midstream LLC:
5.625% 1/15/28 (d)	395,000	387,100
6.5% 9/1/30 (d)	290,000	293,251
EnLink Midstream Partners LP 4.85% 7/15/26	650,000	625,625
EQM Midstream Partners LP:
4% 8/1/24	725,000	697,141
4.75% 1/15/31 (d)	365,000	302,950
6% 7/1/25 (d)	85,000	84,030
6.5% 7/1/27 (d)	1,870,000	1,812,554
6.5% 7/15/48	220,000	170,001
7.5% 6/1/27 (d)	410,000	411,632
7.5% 6/1/30 (d)	410,000	397,188
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	500,000	464,875
Harvest Midstream I LP 7.5% 9/1/28 (d)	645,000	643,271
Hess Midstream Partners LP:
4.25% 2/15/30 (d)	635,000	567,119
5.125% 6/15/28 (d)	2,465,000	2,340,424
5.5% 10/15/30 (d)	365,000	339,401
5.625% 2/15/26 (d)	1,710,000	1,692,729
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)	445,000	409,643
6.25% 11/1/28 (d)	445,000	422,300
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)	1,350,000	1,260,328
MEG Energy Corp. 7.125% 2/1/27 (d)	167,000	170,356
Mesquite Energy, Inc. 7.25% 12/31/49 (c)(d)(g)	5,722,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)	7,755,000	7,134,600
6.75% 9/15/25 (d)	8,585,000	8,263,063
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)	1,030,000	993,830
Northern Oil & Gas, Inc. 8.125% 3/1/28 (d)	190,000	188,471
Occidental Petroleum Corp.:
4.2% 3/15/48	360,000	279,000
4.4% 4/15/46	1,100,000	871,750
4.4% 8/15/49	510,000	398,198
4.5% 7/15/44	900,000	720,000
5.5% 12/1/25	1,310,000	1,308,521
5.55% 3/15/26	377,000	379,828
5.875% 9/1/25	2,955,000	2,980,337
6.125% 1/1/31	1,090,000	1,130,875
6.45% 9/15/36	840,000	883,201
6.625% 9/1/30	1,284,000	1,352,270
7.5% 5/1/31	1,440,000	1,588,176
7.875% 9/15/31	375,000	421,204
7.95% 6/15/39	185,000	205,813
8.5% 7/15/27	1,100,000	1,210,000
8.875% 7/15/30	1,270,000	1,477,188
Range Resources Corp.:
4.875% 5/15/25	167,000	163,729
8.25% 1/15/29	167,000	176,004
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)	250,000	219,333
4.95% 7/15/29 (d)	1,010,000	899,755
6.875% 4/15/40 (d)	385,000	320,799
SM Energy Co. 5.625% 6/1/25	1,165,000	1,129,579
Southwestern Energy Co. 4.75% 2/1/32	925,000	816,766
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	302,000	292,969
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	620,000	569,048
5.875% 3/15/28	500,000	480,000
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)	670,000	598,221
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)	2,252,000	2,059,146
6% 3/1/27 (d)	2,995,000	2,835,054
6% 12/31/30 (d)	3,930,000	3,512,359
6% 9/1/31 (d)	2,100,000	1,856,961
7.5% 10/1/25 (d)	2,794,000	2,792,757
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	730,000	683,050
Teine Energy Ltd. 6.875% 4/15/29 (d)	167,000	152,805
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)	483,438	473,769
Transocean, Inc.:
7.5% 1/15/26 (d)	340,000	308,706
8% 2/1/27 (d)	955,000	858,535
8.75% 2/15/30 (d)	940,000	958,800
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)	2,305,000	2,079,110
3.875% 11/1/33 (d)	390,000	327,600
4.125% 8/15/31 (d)	1,205,000	1,058,689
6.25% 1/15/30 (d)	1,060,000	1,067,950
Western Gas Partners LP:
3.35% 2/1/25	1,427,000	1,362,714
3.95% 6/1/25	365,000	349,331
5.3% 3/1/48	365,000	309,268
5.5% 8/15/48	220,000	189,457
5.5% 2/1/50	725,000	615,163
		104,819,746
Environmental - 1.0%
Clean Harbors, Inc. 6.375% 2/1/31 (d)	340,000	346,887
Covanta Holding Corp. 4.875% 12/1/29 (d)	985,000	876,394
Darling Ingredients, Inc. 6% 6/15/30 (d)	510,000	508,266
GFL Environmental, Inc.:
3.75% 8/1/25 (d)	705,000	677,505
5.125% 12/15/26 (d)	705,000	689,324
Madison IAQ LLC:
4.125% 6/30/28 (d)	1,515,000	1,310,475
5.875% 6/30/29 (d)	1,535,000	1,185,788
Stericycle, Inc.:
3.875% 1/15/29 (d)	1,625,000	1,418,597
5.375% 7/15/24 (d)	325,000	322,537
		7,335,773
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (d)	195,000	183,494
3.5% 3/15/29 (d)	1,662,000	1,446,096
4.875% 2/15/30 (d)	1,200,000	1,120,062
BellRing Brands, Inc. 7% 3/15/30 (d)	290,000	293,761
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)	2,490,000	1,215,220
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)	395,000	332,799
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)	242,000	229,274
		4,820,706
Food/Beverage/Tobacco - 1.8%
C&S Group Enterprises LLC 5% 12/15/28 (d)	1,190,000	917,515
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)	290,000	264,263
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)	2,730,000	2,497,950
4.375% 1/31/32 (d)	365,000	331,021
Performance Food Group, Inc.:
5.5% 10/15/27 (d)	125,000	122,203
6.875% 5/1/25 (d)	167,000	167,418
Pilgrim's Pride Corp.:
3.5% 3/1/32	365,000	297,037
4.25% 4/15/31	457,000	403,088
5.875% 9/30/27 (d)	167,000	165,998
Post Holdings, Inc.:
4.625% 4/15/30 (d)	1,125,000	1,008,281
5.75% 3/1/27 (d)	334,000	325,918
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)	1,815,000	1,583,752
TreeHouse Foods, Inc. 4% 9/1/28	480,000	424,242
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)	4,100,000	3,255,646
U.S. Foods, Inc.:
4.625% 6/1/30 (d)	475,000	428,475
4.75% 2/15/29 (d)	1,285,000	1,187,019
United Natural Foods, Inc. 6.75% 10/15/28 (d)	145,000	134,764
		13,514,590
Gaming - 1.8%
Affinity Gaming LLC 6.875% 12/15/27 (d)	2,425,000	2,163,147
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)	1,210,000	1,210,057
7% 2/15/30 (d)	875,000	890,313
8.125% 7/1/27 (d)	1,700,000	1,734,000
Caesars Resort Collection LLC 5.75% 7/1/25 (d)	1,485,000	1,485,318
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)	167,000	146,576
6.75% 1/15/30 (d)	1,365,000	1,123,026
Golden Entertainment, Inc. 7.625% 4/15/26 (d)	945,000	953,033
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)	555,000	484,890
Las Vegas Sands Corp.:
2.9% 6/25/25	167,000	158,665
3.5% 8/18/26	167,000	155,843
Station Casinos LLC 4.5% 2/15/28 (d)	750,000	676,875
Transocean, Inc. 7.25% 11/1/25 (d)	275,000	259,875
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (d)	730,000	644,799
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)	460,000	434,700
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (d)	365,000	370,245
		12,891,362
Healthcare - 6.5%
1375209 BC Ltd. 9% 1/30/28 (d)	755,000	748,583
180 Medical, Inc. 3.875% 10/15/29 (d)	650,000	574,734
Amgen, Inc. 5.6% 3/2/43	805,000	829,391
AMN Healthcare 4% 4/15/29 (d)	420,000	371,700
Avantor Funding, Inc.:
3.875% 11/1/29 (d)	830,000	742,850
4.625% 7/15/28 (d)	548,000	519,230
Catalent Pharma Solutions 3.5% 4/1/30 (d)	830,000	729,429
Centene Corp.:
2.5% 3/1/31	985,000	797,653
3% 10/15/30	950,000	799,586
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)	660,000	585,920
4% 3/15/31 (d)	822,000	719,245
4.25% 5/1/28 (d)	290,000	271,407
Community Health Systems, Inc.:
4.75% 2/15/31 (d)	2,405,000	1,775,539
5.25% 5/15/30 (d)	4,605,000	3,612,392
5.625% 3/15/27 (d)	3,150,000	2,765,322
6% 1/15/29 (d)	930,000	786,668
6.125% 4/1/30 (d)	1,680,000	1,012,200
6.875% 4/15/29 (d)	1,445,000	894,585
8% 3/15/26 (d)	745,000	720,035
8% 12/15/27 (d)	167,000	161,800
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)	1,200,000	1,026,000
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)	510,000	402,263
4.625% 6/1/30 (d)	2,795,000	2,385,784
Embecta Corp. 5% 2/15/30 (d)	620,000	533,250
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)	935,000	765,531
HCA Holdings, Inc. 5.5% 6/15/47	725,000	680,550
HealthEquity, Inc. 4.5% 10/1/29 (d)	1,280,000	1,137,240
Hologic, Inc.:
3.25% 2/15/29 (d)	2,030,000	1,806,025
4.625% 2/1/28 (d)	395,000	383,434
Humana, Inc. 5.875% 3/1/33	730,000	785,515
Jazz Securities DAC 4.375% 1/15/29 (d)	1,250,000	1,150,000
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)	450,000	382,068
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)	855,000	746,002
3.875% 5/15/32 (d)	390,000	327,756
Mozart Borrower LP 3.875% 4/1/29 (d)	365,000	316,638
Option Care Health, Inc. 4.375% 10/31/29 (d)	865,000	763,873
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)	2,265,000	2,070,459
5.125% 4/30/31 (d)	730,000	647,979
Owens & Minor, Inc. 4.5% 3/31/29 (d)	585,000	456,391
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)	1,290,000	1,167,682
RP Escrow Issuer LLC 5.25% 12/15/25 (d)	995,000	753,713
Teleflex, Inc. 4.25% 6/1/28 (d)	535,000	508,740
Tenet Healthcare Corp.:
4.25% 6/1/29	1,545,000	1,397,777
4.375% 1/15/30	1,660,000	1,489,850
4.625% 6/15/28	750,000	691,770
6.125% 10/1/28	1,240,000	1,188,441
6.125% 6/15/30 (d)	1,640,000	1,617,860
6.25% 2/1/27	1,195,000	1,175,151
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	820,000	742,100
7.875% 9/15/29	210,000	219,975
8.125% 9/15/31	210,000	219,620
		47,357,706
Homebuilders/Real Estate - 4.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)	565,000	457,650
Howard Hughes Corp.:
4.125% 2/1/29 (d)	775,000	656,371
4.375% 2/1/31 (d)	615,000	495,075
Kennedy-Wilson, Inc. 4.75% 2/1/30	1,800,000	1,327,986
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	2,767,000	1,842,794
4.625% 8/1/29	1,780,000	1,314,975
5% 10/15/27	5,847,000	4,809,158
5.25% 8/1/26	167,000	150,105
Railworks Holdings LP 8.25% 11/15/28 (d)	1,160,000	1,078,800
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)	1,245,000	929,081
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)	1,570,000	1,144,342
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)	352,000	324,923
5.625% 3/1/24 (d)	402,000	399,150
5.875% 6/15/27 (d)	167,000	163,832
TopBuild Corp. 4.125% 2/15/32 (d)	800,000	668,520
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	15,000	14,925
TRI Pointe Homes, Inc. 5.7% 6/15/28	140,000	134,708
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)	5,020,000	3,880,109
6.5% 2/15/29 (d)	13,955,000	8,512,690
10.5% 2/15/28 (d)	1,455,000	1,411,350
		29,716,544
Hotels - 0.7%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)	2,820,000	2,379,375
3.75% 5/1/29 (d)	295,000	264,025
4% 5/1/31 (d)	1,615,000	1,414,256
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)	1,060,000	976,506
		5,034,162
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (d)	290,000	247,225
7% 11/15/25 (d)	145,000	135,897
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)	1,775,000	1,589,850
6.75% 10/15/27 (d)	340,000	315,350
6.75% 4/15/28 (d)	365,000	360,894
AmWINS Group, Inc. 4.875% 6/30/29 (d)	2,230,000	1,973,550
AssuredPartners, Inc. 5.625% 1/15/29 (d)	795,000	686,880
HUB International Ltd. 7% 5/1/26 (d)	480,000	471,748
		5,781,394
Leisure - 2.2%
Carnival Corp.:
5.75% 3/1/27 (d)	1,600,000	1,316,000
6% 5/1/29 (d)	1,310,000	1,042,917
6.65% 1/15/28	175,000	132,995
7.625% 3/1/26 (d)	2,880,000	2,629,555
10.5% 2/1/26 (d)	167,000	173,840
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)	825,000	610,854
NCL Corp. Ltd.:
5.875% 3/15/26 (d)	525,000	446,817
7.75% 2/15/29 (d)	1,120,000	962,410
NCL Finance Ltd. 6.125% 3/15/28 (d)	370,000	299,789
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)	2,390,000	2,152,876
5.375% 7/15/27 (d)	875,000	779,363
5.5% 8/31/26 (d)	2,375,000	2,221,931
5.5% 4/1/28 (d)	1,850,000	1,625,722
7.25% 1/15/30 (d)	365,000	367,281
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)	370,000	317,580
Voc Escrow Ltd. 5% 2/15/28 (d)	850,000	754,375
		15,834,305
Metals/Mining - 1.2%
Arconic Corp. 6% 5/15/25 (d)	360,000	360,000
Cleveland-Cliffs, Inc. 4.875% 3/1/31 (d)	145,000	131,808
Constellium NV 5.875% 2/15/26 (d)	334,000	334,367
Eldorado Gold Corp. 6.25% 9/1/29 (d)	350,000	324,625
ERO Copper Corp. 6.5% 2/15/30 (d)	2,015,000	1,754,309
First Quantum Minerals Ltd. 6.875% 10/15/27 (d)	2,238,000	2,165,265
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)	365,000	320,105
4.5% 9/15/27 (d)	422,000	405,247
5.125% 5/15/24 (d)	167,000	165,079
Howmet Aerospace, Inc. 5.95% 2/1/37	290,000	292,175
HudBay Minerals, Inc. 4.5% 4/1/26 (d)	500,000	461,728
Mineral Resources Ltd. 8.5% 5/1/30 (d)	790,000	810,757
Novelis Corp.:
3.25% 11/15/26 (d)	205,000	187,342
3.875% 8/15/31 (d)	340,000	286,362
PMHC II, Inc. 9% 2/15/30 (d)	1,185,000	909,601
		8,908,770
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (d)	680,000	532,100
6% 6/15/27 (d)	1,155,000	1,144,634
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)	455,000	437,938
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)	240,000	218,400
Glatfelter Corp. 4.75% 11/15/29 (d)	810,000	534,789
Mercer International, Inc. 5.125% 2/1/29	475,000	406,776
SPA Holdings 3 OY 4.875% 2/4/28 (d)	1,270,000	1,074,045
		4,348,682
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (d)	940,000	881,306
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)	1,045,000	908,940
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29 (d)	135,000	120,859
3.875% 1/15/28 (d)	580,000	539,400
4% 10/15/30 (d)	1,425,000	1,221,938
5.75% 4/15/25 (d)	297,000	298,083
Garden SpinCo Corp. 8.625% 7/20/30 (d)	335,000	357,923
Yum! Brands, Inc.:
3.625% 3/15/31	365,000	320,470
4.625% 1/31/32	1,985,000	1,846,050
4.75% 1/15/30 (d)	167,000	159,550
5.375% 4/1/32	290,000	280,729
		5,145,002
Services - 5.6%
ADT Corp. 4.125% 8/1/29 (d)	895,000	798,152
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)	2,241,000	2,126,149
AECOM 5.125% 3/15/27	487,000	482,408
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75% 7/15/27 (d)	350,000	311,941
APX Group, Inc. 6.75% 2/15/27 (d)	837,000	832,815
Aramark Services, Inc. 6.375% 5/1/25 (d)	1,615,000	1,626,886
ASGN, Inc. 4.625% 5/15/28 (d)	635,000	592,525
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)	2,678,000	2,443,782
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)	5,130,000	4,690,590
CoreCivic, Inc.:
4.75% 10/15/27	2,950,000	2,591,356
8.25% 4/15/26	5,160,000	5,201,177
CoreLogic, Inc. 4.5% 5/1/28 (d)	955,000	724,606
Fair Isaac Corp.:
4% 6/15/28 (d)	1,322,000	1,226,155
5.25% 5/15/26 (d)	167,000	166,886
Gartner, Inc.:
3.625% 6/15/29 (d)	575,000	513,075
3.75% 10/1/30 (d)	372,000	333,915
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)	3,535,000	3,429,613
Iron Mountain, Inc. 4.5% 2/15/31 (d)	365,000	313,655
Korn Ferry 4.625% 12/15/27 (d)	337,000	318,465
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)	965,000	863,540
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)	1,410,000	1,307,211
PowerTeam Services LLC 9.033% 12/4/25 (d)	490,000	421,476
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (d)	705,000	699,713
Service Corp. International:
4% 5/15/31	1,007,000	886,160
4.625% 12/15/27	167,000	160,898
5.125% 6/1/29	910,000	877,866
Sotheby's 7.375% 10/15/27 (d)	810,000	766,203
The GEO Group, Inc. 9.5% 12/31/28 (d)	1,315,000	1,269,448
TriNet Group, Inc. 3.5% 3/1/29 (d)	1,930,000	1,650,168
Uber Technologies, Inc. 4.5% 8/15/29 (d)	1,252,000	1,140,885
United Rentals North America, Inc. 6% 12/15/29 (d)	365,000	370,026
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)	2,028,000	1,918,995
		41,056,740
Steel - 0.3%
Commercial Metals Co.:
3.875% 2/15/31	440,000	372,840
4.125% 1/15/30	940,000	829,696
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)	912,000	814,334
		2,016,870
Super Retail - 2.0%
Bath & Body Works, Inc. 6.694% 1/15/27	375,000	374,063
Carvana Co.:
4.875% 9/1/29 (d)	880,000	359,296
5.5% 4/15/27 (d)	1,245,000	552,708
5.875% 10/1/28 (d)	610,000	271,334
10.25% 5/1/30 (d)	170,000	96,662
EG Global Finance PLC:
6.75% 2/7/25 (d)	2,170,000	2,007,250
8.5% 10/30/25 (d)	3,690,000	3,453,914
Hanesbrands, Inc. 4.875% 5/15/26 (d)	167,000	158,233
LBM Acquisition LLC 6.25% 1/15/29 (d)	1,295,000	991,103
Levi Strauss & Co. 3.5% 3/1/31 (d)	1,310,000	1,116,775
Michaels Companies, Inc.:
5.25% 5/1/28 (d)	810,000	675,090
7.875% 5/1/29 (d)	620,000	434,000
Nordstrom, Inc.:
4.25% 8/1/31	950,000	679,250
4.375% 4/1/30	635,000	491,808
Sally Holdings LLC 5.625% 12/1/25	775,000	762,991
The William Carter Co. 5.625% 3/15/27 (d)	167,000	162,317
Under Armour, Inc. 3.25% 6/15/26	334,000	308,472
Wolverine World Wide, Inc. 4% 8/15/29 (d)	1,855,000	1,507,317
		14,402,583
Technology - 6.4%
Acuris Finance U.S. 5% 5/1/28 (d)	3,345,000	2,625,825
Alteryx, Inc. 8.75% 3/15/28 (d)	275,000	276,779
Athenahealth Group, Inc. 6.5% 2/15/30 (d)	450,000	364,887
Black Knight InfoServ LLC 3.625% 9/1/28 (d)	2,525,000	2,294,594
Block, Inc.:
2.75% 6/1/26	532,000	485,059
3.5% 6/1/31	167,000	137,149
Broadcom, Inc.:
2.45% 2/15/31 (d)	1,325,000	1,084,803
2.6% 2/15/33 (d)	1,015,000	795,943
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)	455,000	406,074
4.875% 7/1/29 (d)	460,000	416,010
Coherent Corp. 5% 12/15/29 (d)	1,990,000	1,806,323
CommScope, Inc.:
4.75% 9/1/29 (d)	825,000	687,654
6% 3/1/26 (d)	1,015,000	979,577
Crowdstrike Holdings, Inc. 3% 2/15/29	367,000	320,290
Elastic NV 4.125% 7/15/29 (d)	1,195,000	1,020,231
Entegris Escrow Corp.:
4.75% 4/15/29 (d)	1,705,000	1,611,911
5.95% 6/15/30 (d)	2,980,000	2,888,514
Entegris, Inc. 3.625% 5/1/29 (d)	630,000	543,791
Gartner, Inc. 4.5% 7/1/28 (d)	1,470,000	1,395,324
Gen Digital, Inc.:
5% 4/15/25 (d)	685,000	672,660
7.125% 9/30/30 (d)	340,000	338,300
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)	1,062,000	918,237
5.25% 12/1/27 (d)	167,000	162,510
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)	2,823,000	2,254,645
Match Group Holdings II LLC:
3.625% 10/1/31 (d)	220,000	179,031
4.125% 8/1/30 (d)	847,000	729,267
5% 12/15/27 (d)	167,000	158,191
MicroStrategy, Inc. 6.125% 6/15/28 (d)	2,525,000	2,240,938
onsemi 3.875% 9/1/28 (d)	1,282,000	1,153,424
Open Text Corp. 3.875% 12/1/29 (d)	1,620,000	1,363,674
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)	420,000	360,301
4.125% 12/1/31 (d)	560,000	462,000
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)	1,695,000	881,502
5.375% 12/1/28 (d)	11,522,000	4,405,005
Roblox Corp. 3.875% 5/1/30 (d)	1,955,000	1,676,413
Sensata Technologies BV:
4% 4/15/29 (d)	760,000	686,641
5% 10/1/25 (d)	145,000	143,938
Sensata Technologies, Inc. 3.75% 2/15/31 (d)	365,000	319,375
SS&C Technologies, Inc. 5.5% 9/30/27 (d)	270,000	261,981
TTM Technologies, Inc. 4% 3/1/29 (d)	3,020,000	2,627,400
Twilio, Inc. 3.875% 3/15/31	730,000	619,420
Uber Technologies, Inc.:
7.5% 5/15/25 (d)	1,835,000	1,858,530
8% 11/1/26 (d)	2,220,000	2,276,011
		46,890,132
Telecommunications - 8.2%
Altice Financing SA:
5% 1/15/28 (d)	1,420,000	1,154,744
5.75% 8/15/29 (d)	4,565,000	3,629,175
Altice France Holding SA 6% 2/15/28 (d)	4,095,000	2,600,325
Altice France SA:
5.125% 1/15/29 (d)	4,500,000	3,429,135
5.125% 7/15/29 (d)	2,015,000	1,516,288
5.5% 1/15/28 (d)	1,615,000	1,304,113
5.5% 10/15/29 (d)	15,000	11,463
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)	9,905,000	8,864,954
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)	455,000	366,152
5.625% 9/15/28 (d)	360,000	248,418
Consolidated Communications, Inc. 5% 10/1/28 (d)	535,000	363,419
Frontier Communications Holdings LLC:
5% 5/1/28 (d)	1,360,000	1,180,154
5.875% 10/15/27 (d)	940,000	854,554
5.875% 11/1/29	1,430,000	1,090,375
8.75% 5/15/30 (d)	955,000	951,190
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)	1,895,000	1,737,203
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)	675,000	568,600
Level 3 Financing, Inc.:
3.4% 3/1/27 (d)	167,000	132,087
3.625% 1/15/29 (d)	340,000	187,993
4.25% 7/1/28 (d)	3,590,000	2,025,478
10.5% 5/15/30 (d)	2,370,000	2,263,377
Millicom International Cellular SA:
4.5% 4/27/31 (d)	2,275,000	1,811,469
5.125% 1/15/28 (d)	261,000	232,290
Sable International Finance Ltd. 5.75% 9/7/27 (d)	464,000	432,332
SBA Communications Corp.:
3.125% 2/1/29	1,102,000	958,674
3.875% 2/15/27	167,000	157,654
Sprint Capital Corp.:
6.875% 11/15/28	167,000	179,447
8.75% 3/15/32	1,037,000	1,264,103
Sprint Corp.:
7.125% 6/15/24	2,860,000	2,907,393
7.625% 2/15/25	1,237,000	1,282,727
7.625% 3/1/26	2,602,000	2,751,563
7.875% 9/15/23	730,000	735,398
T-Mobile U.S.A., Inc. 3.5% 4/15/31	1,820,000	1,636,487
Telecom Italia Capital SA:
6% 9/30/34	1,185,000	1,016,138
7.2% 7/18/36	845,000	764,497
7.721% 6/4/38	235,000	217,569
Uniti Group, Inc. 6% 1/15/30 (d)	4,060,000	2,375,100
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)	690,000	593,269
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)	415,000	353,074
Windstream Escrow LLC 7.75% 8/15/28 (d)	5,235,000	4,287,308
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)	1,600,000	1,216,000
6.125% 3/1/28 (d)	1,020,000	620,364
		60,272,053
Textiles/Apparel - 0.2%
Crocs, Inc.:
4.125% 8/15/31 (d)	477,000	393,002
4.25% 3/15/29 (d)	167,000	146,480
Foot Locker, Inc. 4% 10/1/29 (d)	900,000	750,825
Kontoor Brands, Inc. 4.125% 11/15/29 (d)	335,000	287,491
		1,577,798
Transportation Ex Air/Rail - 0.5%
Golar LNG Ltd. 7% 10/20/25 (d)	1,025,000	1,016,223
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)	595,000	449,677
Seaspan Corp. 5.5% 8/1/29 (d)	2,790,000	2,175,708
		3,641,608
Utilities - 2.4%
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)	1,005,000	866,813
4.75% 3/15/28 (d)	585,000	558,675
DPL, Inc.:
4.125% 7/1/25	896,000	856,029
4.35% 4/15/29	120,000	106,483
EnLink Midstream Partners LP 4.15% 6/1/25	335,000	324,947
FirstEnergy Corp. 3.4% 3/1/50	1,460,000	1,001,227
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,132,000	1,086,172
NRG Energy, Inc.:
3.375% 2/15/29 (d)	1,535,000	1,270,546
3.625% 2/15/31 (d)	525,000	420,929
5.25% 6/15/29 (d)	1,405,000	1,304,353
6.625% 1/15/27	334,000	333,279
PG&E Corp.:
5% 7/1/28	2,715,000	2,562,281
5.25% 7/1/30	2,455,000	2,278,977
Pike Corp. 5.5% 9/1/28 (d)	2,615,000	2,288,125
Vertiv Group Corp. 4.125% 11/15/28 (d)	322,000	284,118
Vistra Operations Co. LLC:
5% 7/31/27 (d)	167,000	157,899
5.5% 9/1/26 (d)	817,000	793,155
5.625% 2/15/27 (d)	1,455,000	1,411,881
		17,905,889
TOTAL NONCONVERTIBLE BONDS		619,472,814
TOTAL CORPORATE BONDS (Cost $719,963,860)		638,394,165

Common Stocks - 1.8%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (i)	7,500	841,425
Cable/Satellite TV - 0.1%
Altice U.S.A., Inc. Class A (i)	59,900	204,858
Charter Communications, Inc. Class A (i)	2,200	786,742
TOTAL CABLE/SATELLITE TV		991,600
Capital Goods - 0.1%
Regal Rexnord Corp.	6,000	844,380
Energy - 1.1%
California Resources Corp. warrants 10/27/24 (i)	1,768	15,028
Jonah Energy Parent LLC (c)(i)	58,499	2,632,455
Mesquite Energy, Inc. (c)(i)	82,533	4,217,425
New Fortress Energy, Inc.	43,900	1,291,977
TOTAL ENERGY		8,156,885
Healthcare - 0.2%
Centene Corp. (i)	16,800	1,061,928
Technology - 0.1%
Coherent Corp. (i)	21,200	807,296
Telecommunications - 0.1%
CUI Acquisition Corp. Class E (c)(i)	1	0
GTT Communications, Inc. (c)	23,507	290,321
TOTAL TELECOMMUNICATIONS		290,321
TOTAL COMMON STOCKS (Cost $10,430,635)		12,993,835

Bank Loan Obligations - 4.9%
	Principal Amount (a)	Value ($)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (e)(f)(j)	1,131,410	1,058,932
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (e)(f)(j)	2,551,051	136,048
Gray Television, Inc. Tranche E 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.3579% 1/2/26 (e)(f)(j)	365,000	357,930
TOTAL BROADCASTING		1,552,910
Building Materials - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4091% 5/17/28 (e)(f)(j)	1,250,902	989,514
Chemicals - 0.4%
Consolidated Energy Finance SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.1349% 5/7/25 (c)(e)(f)(j)	1,488,606	1,443,948
Discovery Purchaser Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.370% 8.9625% 10/4/29 (e)(f)(j)	1,226,925	1,159,959
TOTAL CHEMICALS		2,603,907
Energy - 0.3%
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 2/6/25 (e)(f)(j)	1,380,945	1,317,077
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (e)(f)(j)	930,412	887,381
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(f)(g)(j)	1,525,908	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(f)(g)(j)	658,000	0
TOTAL ENERGY		2,204,458
Healthcare - 0.1%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.907% 11/23/27 (e)(f)(j)	560,018	414,413
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9534% 12/13/26 (e)(f)(j)	73,861	69,660
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9983% 10/1/27 (e)(f)(j)	533,635	508,288
TOTAL HEALTHCARE		992,361
Homebuilders/Real Estate - 0.1%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (c)(e)(j)	339,071	322,117
Insurance - 0.2%
Alliant Holdings Intermediate LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.347% 11/5/27 (e)(f)(j)	129,517	127,824
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.8177% 4/25/25 (e)(f)(j)	1,151,459	1,146,703
TOTAL INSURANCE		1,274,527
Leisure - 0.4%
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7793% 7/21/28 (e)(f)(j)	3,391,742	3,226,395
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.082% 4/13/29 (e)(f)(j)	208,325	203,169
Services - 1.5%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.907% 12/20/29 (e)(f)(j)	75,000	69,000
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 12/21/28 (e)(f)(j)	342,413	336,704
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4067% 12/21/28 (e)(f)(j)	361,481	356,782
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/21/28 (e)(f)(j)(k)	118,519	116,978
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 10.657% 12/10/29 (e)(f)(j)	130,000	111,583
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 12/10/28 (e)(f)(j)	1,288,687	1,187,203
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.07% 6/21/24 (e)(f)(j)	3,363,960	3,129,189
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.375% 6/2/28 (e)(f)(j)	1,561,038	1,327,444
Finastra U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3253% 6/13/24 (e)(f)(j)	815,000	759,914
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (e)(f)(j)	2,320,000	2,082,200
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (e)(f)(j)	2,040,882	1,706,320
TOTAL SERVICES		11,183,317
Super Retail - 0.6%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 3/5/28 (e)(f)(j)	1,549,271	1,527,008
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/18/27 (e)(f)(j)	3,179,615	2,986,358
TOTAL SUPER RETAIL		4,513,366
Technology - 0.5%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2592% 2/15/29 (e)(f)(j)	1,180,274	1,103,556
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (e)(f)(j)(k)	144,994	135,569
Central Parent, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 9.1483% 7/6/29 (e)(f)(j)	344,138	342,616
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 10/7/27 (e)(f)(j)	418,937	413,440
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (e)(f)(j)	837,879	815,231
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 8/27/25 (e)(f)(j)	461,233	460,177
TOTAL TECHNOLOGY		3,270,589
Telecommunications - 0.2%
GTT Communications BV 1LN, term loan:
NULL 11.907% 1/3/28 (e)(j)	1,134,585	909,937
NULL 13.9983% 6/3/28 (e)(j)	891,413	457,589
TOTAL TELECOMMUNICATIONS		1,367,526
Utilities - 0.3%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.875% 6/23/25 (e)(f)(j)	2,144,072	2,134,702
TOTAL BANK LOAN OBLIGATIONS (Cost $39,810,214)		35,838,858

Preferred Securities - 0.9%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.8%
Ally Financial, Inc.:
4.7% (e)(l)	1,350,000	968,625
4.7% (e)(l)	1,080,000	720,360
Bank of America Corp. 5.875% (e)(l)	1,360,000	1,223,660
JPMorgan Chase & Co.:
4.6% (e)(l)	980,000	911,400
6.1% (e)(l)	1,360,000	1,328,550
Wells Fargo & Co. 5.9% (e)(l)	745,000	706,297
TOTAL BANKS & THRIFTS		5,858,892
Diversified Financial Services - 0.1%
Charles Schwab Corp. 4% (e)(l)	870,000	685,125
TOTAL PREFERRED SECURITIES (Cost $6,225,916)		6,544,017

Other - 1.1%
	Shares	Value ($)
Other - 1.1%
Fidelity Private Credit Central Fund LLC (b)(m) (Cost $8,337,136)	837,846	8,294,675

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (m) (Cost $14,702,365)	14,699,425	14,702,365

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $799,470,126)	716,767,915
NET OTHER ASSETS (LIABILITIES) - 2.1%	15,020,644
NET ASSETS - 100.0%	731,788,559

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,968,120 or 2.5% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $466,131,334 or 63.7% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Non-income producing - Security is in default.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $263,512 and $252,547, respectively.

(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Central Fund LLC	12/09/21 - 3/31/23	8,337,136

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	649,253

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	1,120,884

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	46,606,159	85,384,715	117,288,509	344,518	-	-	14,702,365	0.0%
Fidelity Private Credit Central Fund LLC	7,033,396	1,262,579	-	266,575	12,341	(13,641)	8,294,675	1.5%
Fidelity Securities Lending Cash Central Fund 4.87%	-	10,029,956	10,029,956	82	-	-	-	0.0%
Total	53,639,555	96,677,250	127,318,465	611,175	12,341	(13,641)	22,997,040

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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